OTHER OPERATING INCOME, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
OTHER OPERATING INCOME
Gains from waiver of operating payables (i)	¥ 70,500		¥ 73,747	¥ 2,010
Government grant	5,252		1,895	15,392
Guarantee income (Note 10)	46	$ 7	126	207,825
Income from sale of loans recognized as a result of payments under guarantees			26,279	21,119
Transfer-out of unused VAT-input deductible			(20,030)
Others	(5,808)
Total	¥ 69,990		¥ 82,017	¥ 246,346